Parent Holding Company Condensed Financial Information (Condensed Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 138.4	$ 152.0	$ 108.3	$ 280.5
Other assets	113.9	101.7
Total assets	18,403.2	17,816.4	16,547.3
Short-term debt	251.2	2.2
Long-term debt	300.9	551.9
Other liabilities	402.5	401.3
Total liabilities	16,412.8	15,921.8
Total shareholders' equity	1,990.4	1,894.6	1,721.0	1,380.3
Total liabilities and shareholders' equity	18,403.2	17,816.4
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	34.5	44.1	7.1	7.7
Investment in subsidiaries	2,442.8	2,339.7
Receivable from subsidiaries	4.3	16.8
Other assets	65.3	51.0
Total assets	2,546.9	2,451.6
Payable to subsidiaries		0.4
Short-term debt	250.0
Long-term debt	300.0	550.0
Other liabilities	6.5	6.6
Total liabilities	556.5	557.0
Total shareholders' equity	1,990.4	1,894.6
Total liabilities and shareholders' equity	$ 2,546.9	$ 2,451.6